UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
777 E. Wisconsin Ave., 4th floor
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-7076
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2019

U.S. Global Jets ETF
Ticker: JETS

U.S. Global GO GOLD and
Precious Metal Miners ETF
Ticker: GOAU

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

U.S. Global ETFs

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited)

JETS Semi-Annual Report

For the six-month period ended June 30, 2019 (the “current fiscal period”), the U.S. Global Jets ETF (JETS) rose 8.43 percent at market and rose 8.22 percent at net asset value (“NAV”), nearly in line with its benchmark, the U.S. Global Jets Index (JETSX), which gained 8.46 percent. No material changes took place to the index methodology during the current fiscal period.

Boeing reported its biggest-ever quarterly loss in the June quarter. It lost a whopping $2.94 billion, compared to a profit of $2.2 billion a year earlier. Boeing’s deliveries plunged 37 percent year-over-year in the first six months of 2019, due to the prolonged grounding of its troubled MAX jets, according to Reuters. The plane maker’s deliveries lagged those of Airbus, which handed over 389 planes during the period, an increase of 28 percent. What’s more, Boeing’s net orders in the first half of 2019 were in the negative territory, clocking in at minus 119. This is spilling over into the U.S. economy, the Wall Street Journal reports, “hurting the nation’s trade balance and clouding the outlook for airlines, suppliers and their tens of thousands of workers.”

Boeing has set aside nearly $5 billion to compensate its commercial airline customers for delays and disruptions associated with the grounding of the 737 MAX. Although the charge will be recognized in the manufacturer’s second-quarter earnings, it expects concessions “to be provided over a number of years and take various forms of economic value,” Boeing announced in a press release dated July 18.

United Airlines posted a stellar, better-than-expected second quarter, with profits up more than 50 percent from the same three-month period a year earlier. Passenger revenue increased 6.1 percent year-over-year, from $9.9 billion in 2018 to $10.5 billion this year. The carrier repurchased $536 million of its common stock during the quarter and, on July 15, authorized a new $3 billion share buyback program. Low-cost carrier JetBlue also  had a remarkable second quarter, reporting a consensus-beating $179 million in profits, a nearly 250 percent increase over the $121 million lost in the same period a year earlier.

Ancillary fees continue to be an important revenue stream for airlines. U.S.-based carriers collected total profits of $2.1 billion in baggage fees in the first three months of 2019, according to statistics released June 17 by the Bureau of Transportation Statistics (BTS). That’s an increase of $170 million compared to the same period in 2018. American Airlines took in the most fees of any U.S. carrier, collecting $315 million.

However, Credit Suisse downgraded American to “underperform” on an ongoing mechanics labor dispute as well as 737 MAX risks. Although these two issues appear to be transient, “they add to an already-challenged 2019 cost outlook and unfortunately mask some of the progress that American is making on the commercial front this year,” research analyst Jose Caiado writes. A resolution to the

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

Fort Worth-based carrier’s dispute with mechanics—with whom it has been in contract negotiations since 2015, resulting in alleged work slowdowns—does not appear imminent. All four major U.S. carriers, in addition, are gearing up for negotiations with pilots’ unions, which are “seeking a bigger share of the windfall that airlines have enjoyed during a nine-year run of profitability,” according to the Wall Street Journal. Executives say they do not want to give too much away, though, as it could trigger another “boom-and-bust cycle” in which “good times are undermined by rising labor costs and fuel prices.”

British Airways also faces a pilot strike, its first in around 40 years, Bloomberg reports. A 93 percent majority of the British Airline Pilots Association (BALPA) voted in favor of a walkout, dates for which have not yet been determined. “The current demands relate to pay, profit sharing and a share-awards program, and come after the cockpit crew took salary cuts in the wake of the financial crisis to help bolster the airline’s finances,” the article reads.

More passengers than ever before are willing to pay extra for access to airport lounges, according to the New York Times, and this has led to overcrowding. To meet growing demand, airlines are investing heavily to expand these exclusive clubs. United will be opening four new United Clubs this year and plans to begin construction on two more. Delta is opening five new lounges and expanding 18 others this year and next. And Alaska Airlines will be spending $50 million over the next few years to renovate and improve its lounges.

GOAU Semi-Annual Report

For the current fiscal period, the U.S. Global GO GOLD and Precious Metal Miners ETF (GOAU) rose 23.42 percent at market and rose 24.56 at NAV, compared to its benchmark, the U.S. Global GO GOLD and Precious Metal Miners Index (GOAUX), which returned 25.81 percent. No material changes took place to the index methodology during the current fiscal period.

Gold demand in the first half of 2019 was its best in three years, climbing to 2,181.7 tonnes, largely due to increased appetite for gold-backed ETFs as well as record buying by central banks, according to the World Gold Council (WGC). Bank purchases of bullion rose an incredible 47 percent year-over-year in the second quarter, pushing the total amount for the January-to-June period to its highest since central banks became net buyers of gold in 2010. Poland was the top buyer—ahead of Russia, even—with reserves growing 77 percent to 100 tonnes.

Meanwhile, investors added some 67.2 tonnes to their holdings of gold-backed ETFs in the second quarter. This took total holdings to a six-year high of 2,548 tonnes. Among the factors driving demand were geopolitical uncertainty, global negative yields and a rising gold price, the WGC reports.

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

Bloomberg’s Eddie van der Walt writes that “with central banks around the world turning more dovish, the latest move may just be the start” in regards to gold breaking above its resistance level. And Evercore ISI, which isn’t usually a gold bull, recommend the yellow metal: “[E]ither way, buy gold.”

Several gold miners reported positive second quarter results, reports Kitco News. Gran Colombia Gold hiked its 2019 production guidance from 225,000 to 240,000 ounces of gold. SSR Mining produced over 98,000 gold-equivalent ounces from its three operations, which keeps it on pace to meet or beat annual guidance, says the company’s CEO. Wesdome Gold Mines mined 22,437 ounces in the second quarter, up from 16,628 ounces the same time a year ago. Lastly, Eldorado Gold is on track to meet its 2019 guidance after producing 91,803 ounces of gold this past quarter.

President Donald Trump’s latest “dove” picks to the Federal Reserve’s board could be positive for gold, reports Bloomberg. The two economists are both seen as likely to support the president’s call for lower interest rates, the article explains. In addition, weaker-than-expected U.S. payrolls and service industry data overshadowed a decline in jobless claims. Robin Tsui, Asia Pacific gold strategist with SPDR ETFs, says there are several bullish factors for gold right now. “There’s a lot of momentum trading right now into gold,” Tsui explains.  UBS is raising its palladium forecast, analyst Giovanni Staunovo said in a note. Both six- and 12-month palladium forecasts raised to $1,600 an ounce from $1,500 an ounce previously, as prices move back toward records and the market remains undersupplied, Bloomberg reports.

South African platinum miners, including Anglo American Platinum, Impala Platinum Holdings and Sibanye Gold, are conducting pay talks this week with a major labor union. Ahead of the talks, the miners have set aside cash and metal stockpiles to endure a labor strike. However, the union is asking for a pay raise of as much as 48 percent.

Merrill Lynch’s commodities unit and Morgan Stanley were sued by a group of traders claiming the companies used a tactic known as spoofing to manipulate the market for precious metals futures, writes Bloomberg. The suit was filed a day after Merrill agreed to pay $36.5 million to settle claims by U.S. officials that its commodities division manipulated the price of precious metals futures over a six-year period. The 2010 Dodd-Frank Act made it illegal to place orders with no intention of executing them, and since the laws were passed, the government has prosecuted almost a dozen criminal cases, and the Commodity Futures Trading Commission (CFTC) initiated 15 civil complaints in 2018. That is up from nine in 2017, and before then, the regulator averaged about one a year.

U.S. Global ETFs

MANAGEMENT DISCUSSION OF FUND PERFORMANCE
(Unaudited) (Continued)

This report is to be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Because the Funds concentrate their investments in specific industries, the Funds may be subject to greater risks and fluctuations than a portfolio representing a broader range of industries. The Funds are non-diversified, meaning they may concentrate more of their assets in a smaller number of issuers than diversified funds. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. The Funds may invest in the securities of smaller-capitalization companies, which may be more volatile than funds that invest in larger, more established companies. The performance of the Funds may diverge from that of the Index. Because the Funds may employ a representative sampling strategy and may also invest in securities that are not included in the Index, the Funds may experience tracking error to a greater extent than Funds that seek to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the Index. Airline Companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel and may also be significantly affected by changes in fuel prices, labor relations and insurance costs. Gold, precious metals, and precious minerals funds may be susceptible to adverse economic, political or regulatory developments due to concentrating in a single theme. The prices of gold, precious metals, and precious minerals are subject to substantial price fluctuations over short periods of time and may be affected by unpredicted international monetary and political policies. We suggest investing no more than 5% to 10% of your portfolio in these sectors.

Distributed by Quasar Distributors, LLC. U.S. Global Investors Inc. is the investment adviser to JETS and GOAU.

Past performance does not guarantee future results.

The U.S. Global Jets Index seeks to provide access to the global airline industry. The Index uses various fundamental screens to determine the most efficient airline companies in the world, and also provides diversification through exposure to global aircraft manufacturers and airport companies. The Index consists of common stocks listed on well-developed exchanges across the globe. The U.S. Global GO GOLD and Precious Metal Miners Index uses a robust, dynamic, rules-based smart-factor model to select precious minerals companies that earn over 50% of their aggregate revenue from precious minerals through active (mining or production) or passive (royalties or streams) means. The Index uses fundamental screens to identify companies with favorable valuation, profitability, quality and operating efficiency. The Index consists of 28 common stocks or related ADRs.

All opinions expressed and data provided are subject to change without notice. Opinions are not guaranteed and should not be considered investment advice.

It is not possible to invest directly in an index.

The section labelled Schedules of Investments contains a more complete list of the Funds’ holdings. Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.

U.S. Global Jets ETF

PORTFOLIO ALLOCATION
As of June 30, 2019 (Unaudited)

	Percent of
Industry Group	Net Assets
Airlines	88.1%	♦
Aerospace & Defense	7.3
Engineering & Construction	3.1
Transportation	1.1
Short-Term Investments	0.4
Other Assets in Excess of Liabilities+	0.0
Total	100.0%

U.S. Global GO GOLD and Precious Metal Miners ETF

PORTFOLIO ALLOCATION
As of June 30, 2019 (Unaudited)

Percent of
Industry Group	Net Assets
Mining	99.8% ♦
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.3)
Total	100.0%

♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. (See Note 7).

+	Represents less than 0.05% of net assets.

U.S. Global Jets ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 98.6%

	Australia – 1.0%
180,092	Qantas Airways, Ltd.	$682,741

	Canada – 1.0%
22,796	Air Canada (a)	690,904

	Finland – 1.0%
86,272	Finnair OYJ	686,699

	France – 2.1%
73,773	Air France KLM SA (a)	709,015
512	Dassault Aviation SA	735,895
		1,444,910
	Germany – 0.9%
34,648	Deutsche Lufthansa	593,732

	Ireland – 1.0%
10,573	Ryanair Holdings plc – ADR	678,152

	Japan – 1.0%
21,594	Japan Airlines Company, Ltd.	689,590

	Mexico – 1.7%
61,950	Controladora Vuela Cia De Aviacion
	SAB de CV – ADR (a)	581,091
12,942	Grupo Aeroportuario del Centro
	Norte SAB de CV – ADR	632,605
		1,213,696
	New Zealand – 1.0%
394,645	Air New Zealand, Ltd.	702,574

	Sweden – 1.0%
503,457	SAS AB (a)	671,193

	Switzerland – 0.9%
15,154	Wizz Air Holdings plc (a)	656,058

	Thailand – 1.1%
328,344	Airports of Thailand pcl	786,933

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 98.6% (Continued)

	Turkey – 2.2%
42,792	Celebi Hava Servisi AS	$739,004
160,341	TAV Havalimanlari Holding AS	747,640
		1,486,644
	United Kingdom – 2.9%
61,714	Dart Group plc	654,422
59,679	easyJet plc	722,427
118,234	International Consolidated Airlines Group SA	716,074
		2,092,923
	United States – 79.8%♦
44,832	Alaska Air Group, Inc.	2,865,213
19,185	Allegiant Travel Company	2,753,048
257,309	American Airlines Group, Inc.	8,390,846
5,841	Boeing Company	2,126,182
148,529	Delta Air Lines, Inc.	8,429,021
12,060	General Dynamics Corporation	2,192,750
77,621	Hawaiian Holdings, Inc.	2,129,144
142,429	JetBlue Airways Corporation (a)	2,633,512
198,266	Mesa Air Group, Inc. (a)	1,812,151
45,753	SkyWest, Inc.	2,775,835
160,615	Southwest Airlines Company	8,156,030
54,603	Spirit Airlines, Inc. (a)	2,606,201
98,403	United Continental Holdings, Inc. (a)	8,615,184
		55,485,117
	TOTAL COMMON STOCKS (Cost $72,758,514)	68,561,866

	PREFERRED STOCKS – 1.0%
	Brazil – 1.0%
42,653	Gol Linhas Aereas Inteligentes SA – ADR	719,983
	TOTAL PREFERRED STOCKS (Cost $228,581)	719,983

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	SHORT-TERM INVESTMENTS – 0.4%
272,117	Fidelity Investments Money Market Funds –
	Government Portfolio, 2.24%*	$272,117
	TOTAL SHORT-TERM INVESTMENTS (Cost $272,117)	272,117
	TOTAL INVESTMENTS – 100.0% (Cost $73,259,212)	69,553,966
	Other Assets in Excess of Liabilities – 0.0%+	3,528
	NET ASSETS – 100.0%	$69,557,494

Percentages are a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
♦
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 7 in Notes to Financial Statements.

*	Rate shown is the annualized seven-day yield as of June 30, 2019.
+	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Australia – 6.5%
832,503	Perseus Mining, Ltd. (a)	$341,908
454,528	Ramelius Resources, Ltd. (a)	231,349
454,528	Silver Lake Resources, Ltd. (a)	400,472
		973,729
	Canada – 56.8%♦
145,189	B2Gold Corporation (a)	439,923
84,556	Centerra Gold, Inc. (a)	595,324
38,989	Detour Gold Corporation (a)	491,847
17,033	Franco-Nevada Corporation	1,445,760
114,250	Kinross Gold Corporation (a)	443,290
10,465	Kirkland Lake Gold, Ltd.	449,158
332,053	Leagold Mining Corporation (a)	504,590
495,000	New Gold, Inc. (a)	475,844
57,550	North American Palladium, Ltd.	637,662
53,043	Osisko Gold Royalties, Ltd.	553,769
151,207	SEMAFO, Inc.	595,799
106,760	Wesdome Gold Mines, Ltd. (a)	439,415
57,518	Wheaton Precious Metals Corporation	1,390,785
		8,463,166
	Egypt– 2.0%
207,212	Centamin plc	301,043

	Russian Federation – 2.1%
121,399	Highland Gold Mining, Ltd.	314,509

	South Africa – 17.8%
22,280	African Rainbow Minerals, Ltd.	288,161
4,987	Anglo American Platinum, Ltd.	296,327
25,000	AngloGold Ashanti, Ltd. – ADR	445,250
78,575	Gold Fields, Ltd. – ADR	425,091
277,601	Harmony Gold Mining Company, Ltd. – ADR	630,154
58,724	Impala Platinum Holdings, Ltd. (a)	290,806
2,127,605	Pan African Resources plc	280,962
		2,656,751
	Tanzania – 1.9%
125,060	Acacia Mining plc (a)	281,589

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited) (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	United States – 12.7%
11,314	Newmont Mining Corporation	$435,250
14,187	Royal Gold, Inc.	1,454,025
		1,889,275
	TOTAL COMMON STOCKS (Cost $12,003,419)	14,880,062

	SHORT-TERM INVESTMENTS – 0.5%
66,948	Fidelity Investments Money Market Funds –
	Government Portfolio, 2.24%*	66,948
	TOTAL SHORT-TERM INVESTMENTS (Cost $66,948)	66,948
	TOTAL INVESTMENTS – 100.3% (Cost $12,070,367)	14,947,010
	Liabilities in Excess of Other Assets – (0.3)%	(40,179)
	NET ASSETS – 100.0%	$14,906,831

Percentages are a percent of net assets.
(a)	Non-income producing security.
ADR	American Depositary Receipt
♦
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region. See Note 7 in Notes to Financial Statements.

*	Rate shown is the annualized seven-day yield as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

		U.S. Global
		GO GOLD
		and Precious
	U.S. Global	Metal
	Jets ETF	Miners ETF
ASSETS
Investments in securities, at value*	$69,553,966	$14,947,010
Receivable for securities sold	—	113,150
Dividends and interest receivable	38,674	5,539
Total assets	$69,592,640	$15,065,699

LIABILITIES
Payable for securities purchased	—	152,032
Management fees payable	35,146	6,836
Total liabilities	35,146	158,868

NET ASSETS	$69,557,494	$14,906,831

Net assets consist of:
Paid-in capital	$71,632,548	$13,054,478
Total distributable earnings (accumulated deficit)	(2,075,054)	(1,852,353)
Net assets	$69,557,494	$14,906,831

Net asset value:
Net assets	$69,557,494	$14,906,831
Shares outstanding^	2,300,000	1,050,000
Net asset value, offering and
redemption price per share	$30.24	$14.20
* Identified Cost:
Investments in securities	$73,259,212	$12,070,367

^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

STATEMENTS OF OPERATIONS
For the Six-Months Ended June 30, 2019 (Unaudited)

		U.S. Global
		GO GOLD
		and Precious
	U.S. Global	Metal
	Jets ETF	Miners ETF
INCOME
Dividends*	$661,145	$50,050
Interest	3,955	533
Total investment income	665,100	50,583

EXPENSES
Management fees	230,073	38,786
Total Expenses	230,073	38,786
Net investment income (loss)	435,027	11,797

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	4,341,979	565,241
Foreign currency transactions	(9,004)	(3,469)
Change in unrealized appreciation (depreciation) on:
Investments	2,938,010	2,347,295
Foreign currency transactions	95	(181)
Net realized and unrealized
gain (loss) on investments	7,271,080	2,908,886
Net increase (decrease) in net
assets resulting from operations	$7,706,107	$2,920,683

*	Net of foreign taxes withheld of $35,577 and $5,509 respectively.

The accompanying notes are an integral part of these financial statements.

U.S. Global Jets ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS
Net investment income (loss)	$435,027	$555,455
Net realized gain (loss) on investments
and foreign currency transactions	4,332,975	2,402,918
Change in unrealized appreciation
(depreciation) on investments
and foreign currency transactions	2,938,105	(17,527,909)
Net increase (decrease) in net assets
resulting from operations	7,706,107	(14,569,536)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(533,507)
Total distributions to shareholders	—	(533,507)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	8,784,140	19,345,060
Payments for shares redeemed	(32,162,935)	(23,343,805)
Net increase (decrease)
in net assets derived from
capital share transactions (a)	(23,378,795)	(3,998,745)
Net increase (decrease) in net assets	$(15,672,688)	$(19,101,788)

NET ASSETS
Beginning of period/year	$85,230,182	$104,331,970
End of period/year	$69,557,494	$85,230,182

(a) Summary of capital share transactions is as follows:

	Six-Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
	Shares	Shares
Shares sold	300,000	600,000
Shares redeemed	(1,050,000)	(750,000)
Net increase (decrease)	(750,000)	(150,000)

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
OPERATIONS
Net investment income (loss)	$11,797	$53,930
Net realized gain (loss) on investments
and foreign currency transactions	561,772	(1,488,775)
Change in unrealized appreciation
(depreciation) on investments
and foreign currency transactions	2,347,114	208,344
Net increase (decrease) in net assets
resulting from operations	2,920,683	(1,226,501)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	—	(53,680)
Total distributions to shareholders	—	(53,680)

CAPITAL SHARE TRANSACTIONS
Proceeds from subscriptions	588,005	1,792,305
Payments for shares redeemed	—	—
Net increase (decrease)
in net assets derived from
capital share transactions (a)	588,005	1,792,305
Net increase (decrease) in net assets	$3,508,688	$512,124
NET ASSETS
Beginning of period/year	$11,398,143	$10,886,019
End of period/year	$14,906,831	$11,398,143

(a) Summary of capital share transactions is as follows:

	Six-Months Ended
	June 30, 2019	Year Ended
	(Unaudited)	December 31, 2018
	Shares	Shares
Shares sold	50,000	150,000
Shares redeemed	—	—
Net increase (decrease)	50,000	150,000

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

U.S. Global Jets ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six-Months Ended
	June 30, 2019
	(Unaudited)
Net asset value, beginning of period/year	$27.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)(2)	0.17
Net realized and unrealized gain (loss)
on investments and foreign currency(6)	2.13
Total from investment operations	2.30

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	—
Capital gains	—
Total distributions	—

CAPITAL SHARE TRANSACTIONS
Transaction fees (See Note 6)	—
Net asset value, end of period/year	$30.24

Total return	8.22	%(3)

SUPPLEMENTAL DATA
Net assets at end of period/year (000’s)	$69,557

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.60	%(4)
Net investment income (loss) to average net assets	1.13	%(4)
Portfolio turnover rate(5)	14	%(3)

(1)	Commencement of operations on April 28, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)
Net realized and unrealized gain (loss) per share in this caption are balanced amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(7)	Represents less than $0.005. See Note 6.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

FINANCIAL HIGHLIGHTS (Continued)
For a capital share outstanding throughout each period/year

Year Ended	Year Ended	Year Ended	Period Ended
December 31, 2018	December 31, 2017	December 31, 2016	December 31, 2015(1)
$32.60	$27.97	$24.86	$25.00

0.18	0.16	0.18	0.06

(4.67)	4.98	3.09	(0.16)
(4.49)	5.14	3.27	(0.10)

(0.15)	(0.14)	(0.16)	(0.04)
(0.02)	(0.37)	—	—
(0.17)	(0.51)	(0.16)	(0.04)

—	—	—	0.00	(7)
$27.94	$32.60	$27.97	$24.86

-13.76%	18.40%	13.15%	-0.39	%(3)

$85,230	$104,332	$65,721	$52,196

0.60%	0.60%	0.60%	0.60	%(4)
0.57%	0.53%	0.75%	0.37	%(4)
33%	36%	44%	34	%(3)

The accompanying notes are an integral part of these financial statements.

U.S. Global GO GOLD and Precious Metal Miners ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period/year

	Six-Months Ended		Year Ended	Period Ended
	June 30, 2019		December 31,	December 31,
	(Unaudited)		2018	2017(1)
Net asset value,
beginning of period/year	$11.40		$12.81	$12.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
Net investment income (loss)(2)	0.01		0.06	0.03
Net realized and unrealized
gain (loss) on investments
and foreign currency(6)	2.79		(1.42)	0.80
Total from investment operations	2.80		(1.36)	0.83

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from:
Net investment income	—		(0.05)	(0.02)
Total distributions	—		(0.05)	(0.02)

Net asset value,
end of period/year	$14.20		$11.40	$12.81

Total return	24.56	%(3)	-10.60%	6.89	%(3)

SUPPLEMENTAL DATA
Net assets at
end of period/year (000’s)	$14,907		$11,398	$10,886

RATIOS TO AVERAGE NET ASSETS
Expenses to average net assets	0.60	%(4)	0.60%	0.60	%(4)
Net investment income (loss)
to average net assets	0.18	%(4)	0.49%	0.43	%(4)
Portfolio turnover rate(5)	57	%(3)	130%	70	%(3)

(1)	Commencement of operations on June 27, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)
Net realized and unrealized gain (loss) per share in this caption are balanced amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF (individually each a “Fund” or collectively the “Funds”) are non-diversified series of the ETF Series Solutions (“ESS” and the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the U.S. Global Jets ETF is to track the performance, before fees and expenses, of the U.S. Global Jets Index. The objective of the U.S. Global GO GOLD and Precious Metal Miners ETF is to track the performance, before fees and expenses, of the U.S. Global GO GOLD and Precious Metal Miners Index. U.S. Global Jets ETF commenced operations on April 28, 2015, and U.S. Global GO GOLD and Precious Metal Miners ETF commenced operations on June 27, 2017.

The end of the reporting period for the Funds is June 30, 2019, and the period covered by these Notes to Financial Statements is the six-month period ended June 30, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Global Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market® Exchange (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-Term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their Investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

U.S. Global Jets ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$68,561,866	$—	$—	$68,561,866
Preferred Stocks	719,983	—	—	719,983
Short-Term Investments	272,117	—	—	272,117
Total Investments
in Securities	$69,553,966	$—	$—	$69,553,966

U.S. Global GO GOLD and Precious Metal Miners ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$14,880,062	$—	$—	$14,880,062
Short-Term Investments	66,948	—	—	66,948
Total Investments
in Securities	$14,947,010	$—	$—	$14,947,010

As of the end of the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the most recently completed current fiscal period, the Funds did not occur any interest or penalties.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholdings taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

H.
Reclassifications of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to foreign currency transactions and redemptions in-kind. For the year ended December 31, 2018, the following table shows the reclassifications made:

	Distributable Earnings	Paid-In
	(Accumulated Deficit)	Capital
U.S. Global Jets ETF	$(4,602,920)	$4,602,920
U.S. Global GO GOLD and
Precious Metal Miners ETF	$ 467	$ (467)

During the year ended December 31, 2018, the U.S. Global Jets ETF and U.S. Global GO GOLD and Precious Metal Miners ETF realized $4,602,920 and $0 respectively, in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in each Fund’s financial statements.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

K.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (ÒASU 2018-13Ó). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the ASU 2018-13 and has adopted the framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

U.S. Global Investors, Inc. (the “Adviser”), serves as the investment adviser to the Funds.  Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser also arranges for the transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except: for interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For services provided to the Funds, each Fund pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASE AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
U.S. Global Jets ETF	$11,471,417	$10,971,861
U.S. Global GO GOLD and
Precious Metal Miners ETF	7,553,663	7,524,320

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
U.S. Global Jets ETF	$8,728,503	$32,168,258
U.S. Global GO GOLD and
Precious Metal Miners ETF	592,662	—

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2018 were as follows:

		U.S. Global
		GO GOLD
	U.S. Global	and Precious
	Jets ETF	Metal Miners ETF
Tax cost of investments	$93,263,976	$10,952,837
Gross tax unrealized appreciation	$6,906,253	$909,297
Gross tax unrealized depreciation	(14,417,277)	(415,276)
Net unrealized appreciation (depreciation)	(7,511,024)	494,021
Undistributed ordinary income	67,939	—
Undistributed long term capital gains	—	—
Total accumulated gain (loss)	67,939	—
Other accumulated gain (loss)	(2,338,076)	(1,562,351)
Distributable earnings (accumulated deficit)	$(9,781,161)	$(1,068,330)

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

At December 31, 2018, the Funds deferred, on a tax-basis, no post-October capital losses and no late-year ordinary losses.

As of December 31, 2018, the Funds had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
U.S. Global Jets ETF	$1,721,381	$616,695
U.S. Global GO GOLD and
Precious Metal Miners ETF	1,554,600	7,751

The tax character of distributions paid by the Funds during the fiscal year ended December 31, 2018 was as follows:

	Ordinary	Capital
	Income	Gains
U.S. Global Jets ETF	$533,507	$ —
U.S. Global GO GOLD and
Precious Metal Miners ETF	53,680	—

The tax character of distributions paid by the Funds during the fiscal periods ended December 31, 2017 was as follows:

	Ordinary	Capital
	Income	Gains
U.S. Global Jets ETF	$1,538,952	$98,505
U.S. Global GO GOLD and
Precious Metal Miners ETF	14,801	—

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund, if any, are displayed in the capital shares transaction section of the Statement of Changes in Nets Assets. There were no variable fees recorded in either Fund during the current fiscal period. The Funds may issue an unlimited number of shares of beneficial interest, with no par value.  Shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Airline Companies Risk. The U.S. Global Jets ETF invests in Airline companies. Airline companies may be adversely affected by a downturn in economic conditions that can result in decreased demand for air travel. Airline companies may also be significantly affected by changes in fuel prices which may be very volatile. Airline companies may also be significantly affected by changes in labor relations and insurance costs.

Gold and Precious Metals Risk. U.S. Global GO GOLD and Precious Metal Miners ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the metals and mining industry. Competitive pressures may have a significant effect on the financial condition of companies in such industry. Also, such companies are highly dependent on the price of certain precious metals. These prices may fluctuate substantially over short periods of time, so the Fund’s Share price may be more volatile than other types of investments. The prices of precious metals rise and fall in response to many factors, including: economic cycles; changes in inflation or expectations about inflation in various countries; interest rates; currency fluctuations; metal sales by governments, central banks, or international agencies; investment speculation; resource availability; fluctuations in industrial and commercial supply and demand; government regulation of the metals and materials industries; and government prohibitions or restrictions on the private ownership of certain precious and rare metals. The U.S. Global GO GOLD and Precious Metal Miners Index measures the performance of equity securities of Precious Metals Companies and does not measure the performance of direct investment in previous metals. Consequently,

U.S. Global ETFs

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited) (Continued)

the Fund’s share price may not move in the same direction and to the same extent as the spot prices of precious metals.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Funds more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

U.S. Global ETFs

EXPENSE EXAMPLES
For the Six-Months Ended June 30, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 – June 30, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

U.S. Global ETFs

EXPENSE EXAMPLES
For the Six-Months Ended June 30, 2019 (Unaudited) (Continued)

U.S. Global Jets ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	January 1, 2019	June 30, 2019	During the Period(1)
Actual	$1,000.00	$1,082.20	$3.10
Hypothetical (5% annual	$1,000.00	$1,021.82	$3.01
return before expenses)

U.S. Global GO GOLD and Precious Metal Miners ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	January 1, 2019	June 30, 2019	During the Period(1)
Actual	$1,000.00	$1,245.60	$3.34
Hypothetical (5% annual	$1,000.00	$1,021.82	$3.01
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.60%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

U.S. Global ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the fiscal year ended December 31, 2018, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

U.S. Global Jets ETF	95.72%
U.S. Global GO GOLD and Precious Metal Miners ETF	100.00%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended December 31, 2018 was as follows:

U.S. Global Jets ETF	92.24%
U.S. Global GO GOLD and Precious Metal Miners ETF	22.78%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

US Global Jets ETF	13.64%
US Global GO GOLD and Precious Metal Miners ETF	0.00%

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Funds’ portfolio holdings are posted on their website at www.usglobaletfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.usglobaletfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

U.S. Global ETFs

INFORMATION ABOUT THE FUNDS’ TRUSTEES
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.usglobaletfs.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of each Fund trades on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Funds’ website at www.usglobaletfs.com.

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Adviser & Index Provider
U.S. Global Investors, Inc.
7900 Callaghan Road
San Antonio, Texas 78229

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

U.S. Global Jets ETF
Symbol – JETS
CUSIP – 26922A842

U.S. Global GO GOLD and Precious Metal Miners ETF
Symbol – GOAU
CUSIP – 26922A719

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*                   /s/ Kristina R. Nelson
              Kristina R. Nelson, President (principal executive officer)

Date    September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Kristina R. Nelson
              Kristina R. Nelson, President (principal executive officer)

Date    September 5, 2019

By (Signature and Title)*                    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    September 5, 2019